Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,135,830.23
Previously Paid Amount	0.00
Total Fee Amount	1,142.82
Total Offset Amount	0.00
Net Fee	$ 1,142.82
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false